Reverse stock split (Details Textual) (USD $)	0 Months Ended	1 Months Ended
	Feb. 14, 2013	Jan. 22, 2013	Sep. 30, 2013	Sep. 26, 2013	Sep. 19, 2013	Aug. 16, 2013	Jul. 10, 2013
Stockholders' Equity, Reverse Stock Split	ten-to-one reverse stock split	1 for 10
Reverse Stock Split Par Value		$ 0.001
Preferred Stock, Shares Authorized			5,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.001
Common Stock, Shares Authorized			250,000,000
Common Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001
Common Stock, Shares, Issued			53,108,261		5,985,168	500,000	2,469,551
Common Stock, Shares, Outstanding			53,108,261